Related Parties (Details) - Schedule of statement of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) - Schedule of statement of profit or loss [Line Items]
Base salary	R$ 88,796	R$ 46,105	R$ 12,963
Variable compensation	26,310	14,485	7,027
Stock option plan	26,888	14,743	4,877
Total	141,995	75,333	24,867
Board of director [member]
Related Parties (Details) - Schedule of statement of profit or loss [Line Items]
Base salary	31,971	25,533
Variable compensation
Stock option plan	7,103	7,111
Total	39,074	32,644
Director and Executive officers [member]
Related Parties (Details) - Schedule of statement of profit or loss [Line Items]
Base salary	56,241	20,241	12,963
Variable compensation	26,310	14,485	7,027
Stock option plan	19,785	7,632	4,877
Total	102,337	42,358	24,867
Fiscal council [member]
Related Parties (Details) - Schedule of statement of profit or loss [Line Items]
Base salary	584	331
Variable compensation
Stock option plan
Total	R$ 584	R$ 331